Data Compare Summary (Total)

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	22	0.00%	24
Amortization Term	1	2	50.00%	24
Amortization Type	1	1	100.00%	24
Appraised Value	0	1	0.00%	24
Borrower First Name	2	22	9.09%	24
Borrower Last Name	4	22	18.18%	24
City	0	23	0.00%	24
Coborrower First Name	1	3	33.33%	24
Coborrower Last Name	1	3	33.33%	24
Contract Sales Price	5	18	27.78%	24
First Payment Date	1	23	4.35%	24
Guideline Name	1	1	100.00%	24
Investor: Qualifying Total Debt Ratio	0	1	0.00%	24
Lien Position	1	23	4.35%	24
LTV Valuation Value	0	22	0.00%	24
Maturity Date	1	23	4.35%	24
Note Date	0	22	0.00%	24
Occupancy	0	23	0.00%	24
Original CLTV	0	23	0.00%	24
Original Interest Rate	0	23	0.00%	24
Original Loan Amount	0	23	0.00%	24
Original LTV	0	23	0.00%	24
Original P&I	0	22	0.00%	24
Original Term	1	22	4.55%	24
Property Type	6	23	26.09%	24
Purpose	0	23	0.00%	24
Refi Purpose	1	8	12.50%	24
Representative FICO	0	23	0.00%	24
State	0	23	0.00%	24
Street	0	22	0.00%	24
Subject Debt Service Coverage Ratio	7	17	41.18%	24
Zip	0	23	0.00%	24
Total	34	553	6.15%	24